Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (22,811)	$ (6,054)	$ (47,555)	$ (11,165)
Basic and diluted weighted-average shares outstanding (in shares)	91,980,953	91,783,557	91,970,957	92,335,665
Basic and diluted net loss per share (in usd per share)	$ (0.25)	$ (0.07)	$ (0.52)	$ (0.12)
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,042,448	1,087,379	1,042,468	1,087,434
Limited partner units (in units)	90		90		90
Class B units (in units)	359,250	359,250	359,250	359,250
Unvested Restricted Stock
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	277,200	322,131	277,220	322,186
OP Units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	405,998	405,998	405,998	405,998
Class B Units
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	359,250	359,250	359,250	359,250
Advisor | American Realty Capital Healthcare III Advisors, LLC
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Limited partner units (in units)	405,998	405,998	405,998	405,998
Unvested Restricted Stock | Restricted Share Plan
Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Unvested restricted stock (in shares)	276,974	321,709	276,974	321,709	277,241